Tax credit and other receivables/Other payables - Summary Of Income Tax Credit Recognized In Profit Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Loss before Tax / Profit	€ (112,774)	€ (67,726)	€ (225,584)
Tax income (at 25%)	28,150	16,932	56,396
Unrecognized deferred tax assets on tax losses	(28,150)	(16,932)	(56,396)
R&D tax credits	(685)	(5,468)	(1,666)
Amortization of intangible assets identified			(10)
Tax expense/(credit)	(18)	542	(131)
Income tax credit	€ (703)	€ (4,926)	€ (1,807)